PSF PGIM LADDERED ALLOCATION S&P 500 BUFFER 12 PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 12 ETF - January*	2,358	$75,244
PGIM S&P 500 Buffer 12 ETF - February*	2,406	75,261
PGIM S&P 500 Buffer 12 ETF - March*	2,375	75,254
PGIM S&P 500 Buffer 12 ETF - April*	2,482	75,155
PGIM S&P 500 Buffer 12 ETF - May*	2,418	75,068
PGIM S&P 500 Buffer 12 ETF - June*	2,477	75,148
PGIM S&P 500 Buffer 12 ETF - July*	2,478	75,143
PGIM S&P 500 Buffer 12 ETF - August*	2,464	75,300
PGIM S&P 500 Buffer 12 ETF - September*	2,505	75,176
PGIM S&P 500 Buffer 12 ETF - October*	2,540	75,251
PGIM S&P 500 Buffer 12 ETF - November*	2,539	75,211
PGIM S&P 500 Buffer 12 ETF - December*	2,531	75,162

Total Long-Term Investments (cost $887,809)		902,373

	Shares	Value
Short-Term Investment — 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.781%) (cost $6,714)	6,714	$6,714

TOTAL INVESTMENTS—100.1% (cost $894,523)(wa)		909,087

Liabilities in excess of other assets — (0.1)%		(1,124)

Net Assets — 100.0%		$907,963

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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